ACQUISITIONS ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Schedule of business combinations
The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed for AMSF and the provisional estimate for Münker as of June 30, 2019:

	AMSF	Münker
Current assets	262	22
Property, plant and equipment	600	31
Intangible assets	19	—
Other non-current assets	252	—
Total assets acquired	1,133	53
Deferred tax liabilities	(45)	—
Other liabilities	(792)	(15)
Total liabilities acquired	(837)	(15)
Net assets acquired	296	38
Consideration paid, net	—	46
Consideration payable	328	5
Goodwill	32	13